Restructuring Charges (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
Restructuring Amounts Recovered		$ 2,600
Restructuring charges	$ 1,677	11,579	$ 1,820
Restructuring liabilities	$ 700	$ 3,000